Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of deferred tax liabilites
The movements in deferred tax liabilities during the years are as follows:

Unreali z ed gain on investments HK$
At January 1, 2020	242,913,577
Deferred tax charged to profit or loss during the year (Note 9)	(242,913,577)

At December 31, 2020 and January 1, 2021 and December 31, 2021	—